Vessels, net (Tables)	6 Months Ended
Jun. 30, 2026
Vessels, net [Abstract]
Vessels, net
The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2025	126,646	(20,457)	106,189
— Depreciation	-	(2,089)	(2,089)
Balance, June 30, 2026	126,646	(22,546)	104,100

Advances for Vessels Under Construction Contract
An analysis of Advances for vessels under construction is as follows:

Advances for vessels under construction
Balance, December 31, 2025	-
— Additions	18,292
— Capitalized Newbuilding vessel monitoring fees	432
— Advances paid	11,932
— Capitalized expenses	494
— Capitalized Imputed interest	376
— Foreign currency translation differences	(165)
Balance, June 30, 2026	31,361